Schedule of Changes in Balance Sheet Position of Restructuring Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	$ 79.8	$ 94.2	$ 75.8
Provision/ Charge	82.8	42.8	40.4
Provision/ Reversal	(2.9)	(2.3)	(4.9)
Cash payments	(63.6)	(44.5)	(20.4)
Translation difference	(8.2)	(10.4)	3.3
Restructuring reserve, ending balance	87.9	79.8	94.2
Restructuring employee-related
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	79.6	93.9	74.9
Provision/ Charge	82.6	42.6	40.4
Provision/ Reversal	(2.9)	(2.3)	(4.7)
Cash payments	(63.4)	(44.2)	(20.0)
Translation difference	(8.2)	(10.4)	3.3
Restructuring reserve, ending balance	87.7	79.6	93.9
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	0.2	0.3	0.9
Provision/ Charge	0.2	0.2
Provision/ Reversal	0.0	0.0	(0.2)
Cash payments	(0.2)	(0.3)	(0.4)
Translation difference	0.0	0.0
Restructuring reserve, ending balance	$ 0.2	$ 0.2	$ 0.3